Derivative and Financial Instruments - Commodity Balance Sheet (Details) - Commodity Contract [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Commodity derivative assets	$ 288	$ 410
Other assets [Member]
Derivatives, Fair Value [Line Items]
Commodity derivative assets	34	40
Other accruals [Member]
Derivatives, Fair Value [Line Items]
Commodity derivative liabilities	283	370
Other liabilities and deferred credits [Member]
Derivatives, Fair Value [Line Items]
Commodity derivative liabilities	$ 28	$ 30